NORTHERN LIFE
                              SEPARATE ACCOUNT ONE




                                 ANNUAL REPORT
                               FOR THE YEAR ENDED
                               DECEMBER 31, 1996






This report has been prepared to provide information to owners of Separate Account One Contracts. If it is used for any other purpose, it must be accompanied or preceded by a current Separate Account One Prospectus which discloses any charges and other important information about the Account, together with the current Prospectuses for the underlying Funds.




                          INDEPENDENT AUDITORS' REPORT



Board of Directors
Northern Life Insurance
Company and Contract Owners of
Separate Account One:



     We have audited the accompanying statement of assets and liabilities of Northern Life Separate Account One as of December 31, 1996 and the related combined statements of operations and changes in Contract Owners' equity for the year ended December 31, 1996 and the period from October 20, 1995 to December 31, 1995. These financial statements are the responsibility of the management of Northern Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

     We have conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of the securities owned as of December 31, 1996, by correspondence with the Account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Northern Life Separate
Account One as of December 31, 1996, and the results of its operations and changes in Contract Owners' equity for the year ended December 31, 1996 and the period from October 20, 1995 to December 31, 1995, in conformity with generally accepted accounting principles.




Deloitte & Touche LLP



Minneapolis, Minnesota
February 7, 1997


                                                        SEPARATE ACCOUNT ONE
                                                 STATEMENT OF ASSETS AND LIABILITIES
                                                          December 31,1996
                                              (In Thousands, Except Share and Unit Data)

                                                               NORTHSTAR         NORTHSTAR         NORTHSTAR      FIDELITY VIPF
ASSETS:                                                       INCOME AND       MULTI-SECTOR         GROWTH        MONEY MARKET
                                                              GROWTH FUND        BOND FUND           FUND           PORTFOLIO
Investments in mutual funds at market value:                 _____________     _____________     _____________    _____________
NORTHSTAR'S:
   Income and Growth Fund
         61,948 shares (cost $733)                                 $726
    Multi-Sector Bond Fund
         115,051 shares (cost $606)                                                 $604
    Growth Fund
         277,320 shares (cost $3,835)                                                               $3,905

FIDELITY'S VIPF AND VIPF II:
   Money Market Portfolio
         1,099,035 shares (cost $1,099)                                                                              $1,099
    Growth Portfolio
         75,095 shares (cost $2,255)
    Equity-Income Portfolio
         212,728 shares (cost $4,227)
    Overseas Portfolio
         65,366 shares (cost $1,170)
    Asset Manager Portfolio
         44,853 shares (cost $713)
    Asset Manager: Growth Portfolio
         54,702 shares (cost $697)
    Index 500 Portfolio
         33,393 shares (cost $2,760)
    Contrafund Portfolio
         233,794 shares (cost $3,573)

ALGER AMERICAN FUND:
    Small Capitalization Portfolio
         64,686 shares (cost $2,649)
    Growth Portfolio
         53,112 shares (cost $1,732)
    MidCap Growth Portfolio
         116,201 shares (cost $2,409)
    Leveraged AllCap Portfolio
         76,447 shares (cost $1,442)
                                                             ----------       ----------        ----------       ----------
      Total Assets                                                 $726             $604            $3,905           $1,099


LIABILITIES AND CONTRACT OWNERS' EQUITY:
Due to Northern Life Insurance Co. for contract charges              $1               $1                $4               $1
Contract Owners' Equity                                             725              603             3,901            1,098
                                                             ----------       ----------        ----------       ----------
  Total Liabilities and Contract Owners' Equity                    $726             $604            $3,905           $1,099
                                                             ==========       ==========        ==========       ==========
Units Outstanding:                                           62,237.333       52,791.181       318,137.812      104,844.463

Net Asset Value per Unit
   Northern Advantage Variable Annuity                       $11.651860       $11.437367        $12.260050       $10.471216

                              The accompanying notes are an integral part of the financial statements.





                                                   STATEMENT OF ASSETS AND LIABILITIES, CONTINUED



       FIDELITY VIPF     FIDELITY VIPF    FIDELITY VIPF   FIDELITY VIPF II FIDELITY VIPF II  FIDELITY VIPF II  FIDELITY VIPF II
          GROWTH         EQUITY-INCOME      OVERSEAS        ASSET MANAGER   ASSET MANAGER:       INDEX 500        CONTRAFUND
         PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO    GROWTH PORTFOLIO      PORTFOLIO         PORTFOLIO
       _____________     _____________    _____________     _____________    _____________     _____________     ______________












           $2,338

                            $4,474

                                              $1,232

                                                                 $759

                                                                                   $717

                                                                                                  $2,976
                                                                                                                    $3,872











       ----------       ----------        ----------       ----------        ----------       ----------        ----------
           $2,338           $4,474            $1,232             $759              $717           $2,976            $3,872



               $2               $5                $1               $1                $1               $3                $4
            2,336            4,469             1,231              758               716            2,973             3,868
       ----------       ----------        ----------       ----------        ----------       ----------        ----------
           $2,338           $4,474            $1,232             $759              $717           $2,976            $3,872
      ===========      ===========       ===========       ==========        ==========      ===========       ===========
      210,258.492      370,036.342       106,840.466       64,182.784        58,201.338      231,904.126       314,102.807


       $11.110374       $12.076424        $11.513477       $11.818133        $12.298185       $12.820118        $12.311895

                                      The accompanying notes are an integral part of the financial statements.






                                                        SEPARATE ACCOUNT ONE
                                           STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
                                                          December 31,1996
                                              (In Thousands, Except Share and Unit Data)

                                                            ALGER AMERICAN    ALGER AMERICAN    ALGER AMERICAN   ALGER AMERICAN
ASSETS:                                                  SMALL CAPITALIZATION     GROWTH         MIDCAP GROWTH     LEVERAGED
                                                               PORTFOLIO         PORTFOLIO         PORTFOLIO    ALLCAP PORTFOLIO
Investments in mutual funds at market value:                 _____________     _____________     _____________    _____________
NORTHSTAR'S:
   Income and Growth Fund
         61,948 shares (cost $733)
    Multi-Sector Bond Fund
         115,051 shares (cost $606)
    Growth Fund
         277,320 shares (cost $3,835)

FIDELITY'S VIPF AND VIPF II:
   Money Market Portfolio
         1,099,035 shares (cost $1,099)
    Growth Portfolio
         75,095 shares (cost $2,255)
    Equity-Income Portfolio
         212,728 shares (cost $4,227)
    Overseas Portfolio
         65,366 shares (cost $1,170)
    Asset Manager Portfolio
         44,853 shares (cost $713)
    Asset Manager: Growth Portfolio
         54,702 shares (cost $697)
    Index 500 Portfolio
         33,393 shares (cost $2,760)
    Contrafund Portfolio
         233,794 shares (cost $3,573)

ALGER AMERICAN FUND:
    Small Capitalization Portfolio
         64,686 shares (cost $2,649)                             $2,646
    Growth Portfolio
         53,112 shares (cost $1,732)                                              $1,823
    MidCap Growth Portfolio
         116,201 shares (cost $2,409)                                                               $2,481
    Leveraged AllCap Portfolio
         76,447 shares (cost $1,442)                                                                                 $1,480
                                                             ----------       ----------        ----------       ----------
      Total Assets                                               $2,646           $1,823            $2,481           $1,480
                                                             ==========       ==========        ==========       ==========


LIABILITIES AND CONTRACT OWNERS' EQUITY:
Due to Northern Life Insurance Co. for contract charges              $3               $2                $3               $2
Contract Owners' Equity                                           2,643            1,821             2,478            1,478
                                                             ----------       ----------        ----------       ----------
  Total Liabilities and Contract Owners' Equity                  $2,646           $1,823            $2,481           $1,480
                                                             ==========       ==========        ==========       ==========
Units Outstanding:                                          261,902.389      162,852.097       227,029.231      130,393.355

Net Asset Value per Unit
   Northern Advantage Variable Annuity                       $10.092908       $11.184155        $10.915641       $11.338130


                                    The accompanying notes are an integral part of the financial statements.


          TOTAL
      _____________



            $726

             604

           3,905



           1,099

           2,338

           4,474

           1,232

             759

             717

           2,976

           3,872



           2,646

           1,823

           2,481

           1,480
      ----------
         $31,132
   =============


             $34
          31,098
      ----------
         $31,132
   =============
   2,675,715.216







    The accompanying notes are an integral part of the financial statements.


                              SEPARATE ACCOUNT ONE
                          STATEMENT OF OPERATIONS AND
                       CHANGES IN CONTRACT OWNERS' EQUITY
                                 (In Thousands)


                                                                        Year ended               Period from
                                                                      December 31,             Oct. 20, 1995  to
                                                                          1996                  Dec. 31, 1995
                                                                   ---------------             -------------
Net investment income:
     Reinvested dividend income...............................               $67                   $     1
     Reinvested capital gains.................................               122                         4
     Administrative expenses..................................              (146)                        -
                                                                       ---------                 ---------
           Net investment income
                 and capital gains ...........................                43                         5
                                                                       ---------                 ---------
Realized and unrealized gains:
     Net realized gains on
           redemptions of fund shares ........................                70                         -
     Increase in unrealized
           appreciation of investments .......................             1,220                        12
                                                                       ---------                 ---------

           Net realized and unrealized gains..................             1,290                        12
                                                                       ---------                 ---------

                 Net additions from operations................             1,333                        17
                                                                       ---------                 ---------
Contract Owners' transactions:
     Net purchase payments ...................................            27,327                       550
     Surrenders ..............................................               (94)                        -
     Policy loans.............................................               (87)                        -
     Transfers between Sub-Accounts
           and Fixed Account .................................             2,053                         -
                                                                       ---------                 ---------
           Net additions for Contract
                 Owners' transactions ........................            29,199                       550
                                                                       ---------                 ---------
                       Net additions for the year.............            30,532                       567


Contract Owners' Equity, beginning of the year................               566                         -
                                                                       ---------                 ---------
Contract Owners' Equity, end of the year......................           $31,098                      $567
                                                                       =========                 =========


    The accompanying notes are an integral part of the financial statements.




                              SEPARATE ACCOUNT ONE
                         NOTES TO FINANCIAL STATEMENTS


1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
     ORGANIZATION AND CONTRACTS:
     Separate Account One (the "Account") is a separate account of Northern Life Insurance Company ("Northern Life"), an indirect, wholly-owned subsidiary of ReliaStar Financial Corp. (formerly The NWNL Companies, Inc.). The Account commenced operations on October 20, 1995 and is registered as a unit investment trust under the Investment Company Act of 1940.

     Payments received under the contracts are allocated to Sub-Accounts of the Account, each of which is invested in one of the Funds listed below during the period.

   ALGER AMERICAN FUND                      FIDELITY'S VIPF AND VIPF II        NORTHSTAR FUNDS
   -------------------                      ---------------------------        ---------------
   Small Capitalization Portfolio           Money Market Portfolio             Income and Growth Fund
   Growth Portfolio                         Equity-Income Portfolio            Growth Fund
   MidCap Growth Portfolio                  Growth Portfolio                   Multi-Sector Bond Fund
   Leveraged AllCap Portfolio               Overseas Portfolio
                                            Asset Manager Portfolio
                                            Asset Manager: Growth Portfolio
                                            Index 500 Portfolio
                                            Contrafund Portfolio



     Fred Alger Management, Inc. is the investment adviser for the four portfolios of The Alger American Fund and is paid fees for its services by the Alger American Fund Portfolios. Fidelity Management & Research Company is the investment advisor for Fidelity's Variable Insurance Products Fund
     (VIPF) and Variable Insurance Products Fund II (VIPF II) and is paid for its services by the VIPF and VIPF II Portfolios. Northstar Investment Management Corporation, an affiliate of Northern Life, is the investment adviser for the three Northstar Funds and is paid for its services by the Northstar Funds.

     SECURITIES VALUATION TRANSACTIONS AND RELATED INVESTMENT INCOME:
     The market value of investments in the Sub-Accounts is based on the closing net asset values of the Fund shares held at the end of the period. Investment transactions are accounted for on the trade date (date the order to purchase or redeem is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses on redemptions of shares of the Funds are determined on the basis of specific identification of Fund share costs.

     VARIABLE ANNUITY RESERVES:
     The amount of the reserves for contracts in the distribution period is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by Northern Life, are offset by transfers to, or from Northern Life.

2.   FEDERAL INCOME TAXES:
     Under current tax law, the income, gains and losses from the separate account investments are not taxable to either the Account or Northern Life.

3.   CONTRACT CHARGES:
     No deduction is made for a sales charge from the purchase payments made for the contracts. However, on certain surrenders, Northern Life will deduct from the contract value a surrender charge as set forth in the contract.

     Certain charges are made by Northern Life to Contract Owners' Variable Account Contract Value in accordance with the terms of the Contracts. These charges may include: an annual contract charge of $30 from each contract on the anniversary date or at the time of surrender, if surrender is at a time other than the anniversary date; a daily administrative charge; and a daily charge for mortality and expense risk assumed by Northern Life.

     Various states and other governmental units levy a premium tax on annuity contracts issued by insurance companies. If the owner of a contract lives in a state which levies such a tax, Northern Life may deduct the amount of the tax from the purchase payments received or the Contract Value immediately before it is applied to an Annuity Payout.

4.   INVESTMENTS:
     The net realized gains on redemptions of fund shares for the year ended December 31, 1996, and the period from October 20, 1995 (date operations commenced) to December 31, 1995, were as follows (in thousands):



                                                                           NORTHSTAR'S                      NORTHSTAR'S
                                                                           INCOME AND                      MULTI-SECTOR
                                            TOTAL                         GROWTH FUND                       BOND FUND
                                  ------------------------------  --------------------------------  -------------------------------
                                  Year ended       Period from     Year ended        Period from    Year ended        Period from
                                   Dec. 31,        Oct. 20, 1995    Dec. 31,        Oct. 20, 1995    Dec. 31,        Oct. 20, 1995
                                     1996        to Dec. 31, 1995     1996        to Dec. 31, 1995     1996        to Dec. 31, 1995
                                  -------------    -------------   -------------    -------------   -------------     -------------
Proceeds from redemptions........        $1,998               $-             $52               $-             $95                $-
Cost.............................         1,928                -              49                -              93                 -
                                  -------------    -------------   -------------    -------------   -------------     -------------
Net realized gains on
     redemptions of fund shares..           $70               $-              $3               $-              $2                $-
                                  =============    =============    ============    =============   =============     =============





           NORTHSTAR'S                      FIDELITY'S VIPF                    FIDELITY'S VIPF
             GROWTH                          MONEY MARKET                          GROWTH
             FUND                             PORTFOLIO                          PORTFOLIO
     -----------------------------    -------------------------------    -------------------------------
   Year ended        Period from      Year ended        Period from      Year ended        Period from
    Dec. 31,        Oct. 20, 1995      Dec. 31,        Oct. 20, 1995      Dec. 31,        Oct. 20, 1995
      1996        to Dec. 31, 1995       1996        to Dec. 31, 1995       1996        to Dec. 31, 1995
   -------------    -------------     -------------    -------------     -------------     -------------
            $283               $-              $206               $-               $90                $-
             272                -               206                -                88                 -
   -------------    -------------     -------------    -------------     -------------     -------------

             $11               $-                $-               $-                $2                $-
   =============    =============     =============    =============      ============      ============





                                        FIDELITY'S VIPF                 FIDELITY'S VIPF                  FIDELITY'S VIPF II
                                         EQUITY-INCOME                     OVERSEAS                         ASSET MANAGER
                                           PORTFOLIO                       PORTFOLIO                          PORTFOLIO
                                  -----------------------------  -------------------------------    -------------------------------
                                  Year ended      Period from    Year ended        Period from      Year ended        Period from
                                  Dec. 31,        Oct. 20, 1995   Dec. 31,        Oct. 20, 1995      Dec. 31,        Oct. 20, 1995
                                    1996        to Dec. 31, 1995    1996        to Dec. 31, 1995       1996        to Dec. 31, 1995
                                 -------------    -------------  -------------    -------------     -------------     -------------
Proceeds from redemptions........         $149               $-            $62               $-              $109                $-
Cost.............................          145                -             60                -               105                 -
                                 -------------    -------------  -------------    -------------     -------------     -------------
Net realized gains on
     redemptions of fund shares..           $4               $-             $2               $-                $4                $-
                                 =============    =============  =============    =============      ============     =============




        FIDELITY'S VIPF II                 FIDELITY'S VIPF II                 FIDELITY'S VIPF II
          ASSET MANAGER:                        INDEX 500                         CONTRAFUND
         GROWTH PORTFOLIO                       PORTFOLIO                          PORTFOLIO
   -------------------------------    ------------------------------     -------------------------------
   Year ended        Period from      Year ended        Period from      Year ended        Period from
    Dec. 31,        Oct. 20, 1995      Dec. 31,        Oct. 20, 1995      Dec. 31,        Oct. 20, 1995
      1996        to Dec. 31, 1995       1996        to Dec. 31, 1995       1996        to Dec. 31, 1995
   -------------    -------------     -------------    -------------     -------------     -------------
             $30               $-              $138               $-              $110                $-
              27                -               134                -               100                 -
   -------------    -------------     -------------    -------------     -------------     -------------

              $3               $-                $4               $-               $10                $-
   =============    =============     =============    =============     =============     =============




                                        ALGER AMERICAN                    ALGER AMERICAN                ALGER AMERICAN
                                     SMALL CAPITALIZATION                     GROWTH                     MIDCAP GROWTH
                                           PORTFOLIO                         PORTFOLIO                     PORTFOLIO
                                  ------------------------------  -------------------------------- -------------------------------
                                  Year ended      Period from      Year ended        Period from    Year ended        Period from
                                   Dec. 31,       Oct. 20, 1995     Dec. 31,        Oct. 20, 1995    Dec. 31,        Oct. 20, 1995
                                     1996       to Dec. 31, 1995      1996        to Dec. 31, 1995     1996        to Dec. 31, 1995
                                 -------------    -------------    -------------    -------------   -------------     -------------
Proceeds from redemptions........         $308               $-             $248               $-             $51                $-
Cost.............................          297                -              240                -              48                 -
                                 -------------    -------------    -------------    -------------   -------------     -------------
Net realized gains on
     redemptions of fund shares..          $11               $-               $8               $-              $3                $-
                                 =============    =============    =============    =============   =============     =============



              ALGER AMERICAN
             LEVERAGED ALLCAP
                 PORTFOLIO
      -----------------------------
      Year ended        Period from
       Dec. 31,        Oct. 20, 1995
         1996        to Dec. 31, 1995
      -------------    -------------
                $67               $-
                 64                -
      -------------    -------------

                 $3               $-
     ==============    =============


5.   CONTRACT OWNERS' TRANSACTIONS:
     Unit transactions in each Sub-Account for the year ended December 31, 1996 and the period from October 20, 1995 (date operations commenced) to December 31, 1995, were as follows:



                                                                          NORTHSTAR'S INCOME            NORTHSTAR'S MULTI-SECTOR
                                               TOTAL                        AND GROWTH FUND                     BOND FUND
                                    -----------------------------   -------------------------------   ------------------------------
                                    Year ended      Period from      Year ended        Period from    Year ended        Period from
                                     Dec. 31,       Oct. 20, 1995     Dec. 31,        Oct. 20, 1995    Dec. 31,       Oct. 20, 1995,
                                       1996       to Dec. 31, 1995      1996        to Dec. 31, 1995     1996       to Dec. 31, 1995
                                   -------------    -------------    -------------    -------------   -------------  -------------
Units outstanding,
   beginning of the year.........     55,709.004                -        2,292.052                -       1,937.476              -
Units purchased..................  2,494,947.871       55,795.772       47,182.364        2,304.328      53,616.245      1,949.911
Units redeemed...................    (12,394.481)         (86.768)               -          (12.276)        (26.734)       (12.435)
Units transferred between
   Sub-Accounts and/or
   Fixed Account ................    137,452.822                -       12,762.917                -      (2,734.806)             -
                                   -------------    -------------    -------------    -------------   -------------  -------------
Units outstanding, end of the year 2,675,715.216       55,709.004       62,237.333         2,292.052      52,792.181     1,937.476
                                   =============       ==========       ==========         =========      ==========     =========


               NORTHSTAR'S                      FIDELITY'S VIPF                    FIDELITY'S VIPF
               GROWTH FUND                  MONEY MARKET PORTFOLIO                GROWTH PORTFOLIO
     -------------------------------    -------------------------------    -------------------------------
      Year ended        Period from      Year ended        Period from      Year ended        Period from
       Dec. 31,        Oct. 20, 1995      Dec. 31,        Oct. 20, 1995      Dec. 31,        Oct. 20, 1995
        1996        to Dec. 31, 1995       1996        to Dec. 31, 1995       1996        to Dec. 31, 1995
     -------------   -------------     -------------    -------------      -------------     -------------
       1,068.330                -                 -                -         5,111.723                 -
     311,051.414        1,072.056       119,347.280                -       189,045.320         5,111.723
      (1,754.714)          (3.726)       (2,153.819)               -        (1,648.307)                -


       7,772.782                -       (12,348.998)               -        17,749.756                 -
   -------------    -------------     -------------    -------------     -------------     -------------
     318,137.812         1,068.330      104,844.463                -       210,258.492        5,111.723
   =============    ==============      ===========    =============       ===========      ============




                                          FIDELITY'S VIPF                FIDELITY'S VIPF                FIDELITY'S VIPF II
                                      EQUITY INCOME PORTFOLIO           OVERSEAS PORTFOLIO            ASSET MANAGER PORTFOLIO
                                   ------------------------------- ------------------------------- ------------------------------
                                    Year ended      Period from    Year ended        Period from   Year ended        Period from
                                     Dec. 31,       Oct. 20, 1995   Dec. 31,        Oct. 20, 1995   Dec. 31,       Oct. 20, 1995,
                                       1996       to Dec. 31, 1995    1996        to Dec. 31, 1995    1996        to Dec. 31, 1995
                                   -------------    -------------  -------------    -------------  -------------     -------------
Units outstanding,
   beginning of the year.........      3,922.397                -      1,765.385                -      1,959.639                 -
Units purchased .................    310,038.397        3,934.538    108,755.881        1,767.901     59,932.805         1,972.128
Units redeemed ..................       (727.820)         (12.141)      (106.480)          (2.516)       (87.797)          (12.489)
Units transferred between
   Sub-Accounts and/or
   Fixed Account ................     56,803.368                -     (3,574.320)               -      2,378.137                 -
                                   -------------    -------------  -------------    -------------  -------------     -------------
Units outstanding, end of the year   370,036.342        3,922.397    106,840.466        1,765.385     64,182.784         1,959.639
                                     ===========    =============  =============    =============  =============     ==============





   FIDELITY'S VIPF II ASSET              FIDELITY'S VIPF II                 FIDELITY'S VIPF II
   MANAGER: GROWTH PORTFOLIO             INDEX 500 PORTFOLIO               CONTRAFUND PORTFOLIO
 -------------------------------    ------------------------------     -------------------------------
 Year ended        Period from      Year ended        Period from      Year ended        Period from
  Dec. 31,        Oct. 20, 1995      Dec. 31,        Oct. 20, 1995      Dec. 31,        Oct. 20, 1995
    1996        to Dec. 31, 1995       1996        to Dec. 31, 1995       1996        to Dec. 31, 1995
 -------------    -------------     -------------    -------------     -------------     -------------
     6,432.006                -           702.335                -         7,416.671                 -
    52,849.666        6,444.530       222,299.511          707.189       271,007.709         7,416.671
             -          (12.524)         (257.679)          (4.854)         (851.926)                -


    (1,080.334)               -         9,159.959                -        36,530.353                 -
 -------------    -------------     -------------    -------------     -------------     -------------
    58,201.338        6,432.006       231,904.126          702.335       314,102.807        7,416.671
 =============    =============     =============    ==============    =============     =============





                                       ALGER AMERICAN SMALL                ALGER AMERICAN                  ALGER AMERICAN
                                     CAPITALIZATION PORTFOLIO             GROWTH PORTFOLIO             MIDCAP GROWTH PORTFOLIO
                                   ------------------------------   ------------------------------- -------------------------------
                                    Year ended      Period from     Year ended        Period from   Year ended        Period from
                                     Dec. 31,       Oct. 20, 1995    Dec. 31,        Oct. 20, 1995   Dec. 31,       Oct. 20, 1995,
                                       1996       to Dec. 31, 1995     1996        to Dec. 31, 1995    1996        to Dec. 31, 1995
                                   -------------    -------------   -------------    -------------  -------------     -------------
Units outstanding,
   beginning of the year.........      9,498.434                -       7,530.562                -      2,208.390                 -
Units purchased..................    261,796.643        9,504.716     165,135.641        7,530.562    194,904.338         2,212.160
Units redeemed ..................     (1,831.359)          (6.282)     (1,018.026)               -       (622.342)           (3.770)
Units transferred between
   Sub-Accounts and/or
   Fixed Account ................     (7,561.329)               -      (8,796.080)               -     30,538.845                 -
                                   -------------    -------------   -------------    -------------  -------------     -------------
Units outstanding,end of the year    261,902.389        9,498.434     162,852.097        7,530.562    227,029.231         2,208.390
                                   =============      ============     ===========    =============  =============    ==============



            ALGER AMERICAN
      LEVERAGED ALLCAP PORTFOLIO
     ------------------------------
     Year ended        Period from
      Dec. 31,        Oct. 20, 1995
        1996        to Dec. 31, 1995
     -------------    -------------

         3,863.604                -
       127,984.657        3,867.359
        (1,307.478)          (3.755)


          (147.428)               -
     -------------    -------------
       130,393.355        3,863.604
      =============   =============





6.   COMBINING STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY:
     Operations and changes in Contract Owners' equity for the year ended December 31, 1996 were as follows (in thousands):



                                                         NORTHSTAR'S       NORTHSTAR'S      NORTHSTAR'S     FIDELITY'S VIPF
                                                         INCOME AND       MULTI-SECTOR        GROWTH         MONEY MARKET
                                          TOTAL          GROWTH FUND        BOND FUND          FUND            PORTFOLIO
                                     --------------    --------------    --------------   --------------    --------------
Net investment income:
     Reinvested dividend income               $67              $15               $14               $7               $15
     Reinvested capital gains                 122               46                10               11                 -
     Administrative expenses                 (146)              (4)               (3)             (17)               (4)
                                        ---------        ---------         ---------        ---------         ---------
     Net investment income (loss)
           and capital gains                   43               57                21                1                11
                                        ---------        ---------         ---------        ---------         ---------
Realized and unrealized gains:
     Net realized gains on
        redemptions of fund shares             70                 3                2                11                 -

     Increase (decrease) in unrealized
        appreciation of investments         1,220                (7)              (2)               70                -
                                        ---------         ---------        ---------         ---------         ---------
        Net realized and unrealized
           gains (losses)                   1,290                (4)               -                81                 -
                                        ---------         ---------        ---------         ---------         ---------
              Net additions
                 from operations            1,333                53               21                82                11
                                        ---------         ---------        ---------         ---------         ---------
Contract Owners' transactions:
     Net purchase payments                 27,327               507              593             3,699             1,181
     Surrenders .................             (94)              (1)               (1)              (9)                -
     Policy Loans................             (87)               -                 -              (16)              (22)
     Transfers between Sub-Accounts
        and/or Fixed Account                2,053               142              (30)              134               (72)
                                        ---------         ---------        ---------         ---------         ---------
        Net additions for
           Contract Owners' transactions   29,199               648              562             3,808             1,087
                                        ---------         ---------        ---------         ---------         ---------
              Net additions
                 for the year              30,532               701              583             3,890             1,098

Contract Owners' Equity,
     beginning of the year                    566                24               20                11                 -
                                        ---------         ---------        ---------         ---------         ---------
Contract Owners' Equity,
     end of the year.............         $31,098             $725              $603           $3,901            $1,098
                                        =========         ========         =========         =========         =========




                                                       FIDELITY'S        FIDELITY'S
  FIDELITY'S VIPF   FIDELITY'S VIPF  FIDELITY'S VIPF       VIPF II           VIPF II        FIDELITY'S   FIDELITY'S VIPF II
      GROWTH         EQUITY-INCOME      OVERSEAS        ASSET MANAGER    ASSET MANAGER:    VIPF II INDEX     CONTRAFUND
     PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO     GROWTH PORTFOLIO   500 PORTFOLIO      PORTFOLIO
  --------------    --------------   --------------    --------------    --------------   --------------    --------------
           $1                $-               $1                $2               $11               $1                $-
            5                 3                1                 2                21                2                 1
          (11)              (19)              (6)               (5)               (4)             (13)              (17)
     ---------        ---------         ---------        ---------         ---------         ---------        ---------

           (5)              (16)              (4)               (1)               28              (10)              (16)
     ---------        ---------         ---------        ---------         ---------         ---------        ---------


             2                 4                2                 4                 3                4                10


            83               246               62                45                21              216               298
     ---------         ---------        ---------         ---------         ---------         ---------        ---------

            85               250               64                49                24              220               308
     ---------         ---------        ---------         ---------         ---------         ---------        ---------

            80               234               60                48                52              210               292
     ---------         ---------        ---------         ---------         ---------         ---------        ---------

         1,996             3,514            1,162               662               584            2,607             3,027
            (7)             (12)               (4)              (2)               (2)               (7)              (12)
           (14)              (2)               (1)               -                 -                (1)               (2)

           231               693               (4)               29                15              157               486
     ---------         ---------        ---------         ---------         ---------         ---------        ---------

         2,206             4,193            1,153               689               597            2,756             3,499
     ---------         ---------        ---------         ---------         ---------         ---------        ---------

         2,286             4,427            1,213               737               649            2,966             3,791


            50                42               18                21                67                7                77
     ---------         ---------        ---------         ---------         ---------         ---------        ---------

        $2,336           $4,469            $1,231              $758              $716           $2,973            $3,868
     =========         =========        =========          ========         =========        =========         =========



                                    ALGER AMERICAN      ALGER AMERICAN      ALGER AMERICAN      ALGER AMERICAN
                                  SMALL CAPITALIZATION       GROWTH              MIDCAP         LEVERAGED ALLCAP
                                        PORTFOLIO           PORTFOLIO       GROWTH PORTFOLIO        PORTFOLIO
                                     ---------------     ---------------     ---------------     ---------------
Net investment income:
     Reinvested dividend income                $-                 $-                  $-                 $-
     Reinvested capital gains                  2                  11                   5                  2
     Administrative expenses                 (15)                (11)                (10)                (7)
                                        ---------          ---------           ---------           ---------
        Net investment income
           and capital gains                 (13)                  -                  (5)                (5)
                                        ---------          ---------           ---------           ---------
Realized and unrealized gains:
     Net realized gains on
        redemptions of fund shares            11                   8                   3                  3

     Increase (decrease) in unrealized
        appreciation of investments           (7)                 88                  71                 36
                                        ---------          ---------           ---------           ---------
        Net realized and unrealized
           gains ................               4                 96                  74                 39
                                        ---------          ---------           ---------           ---------
              Net additions (reductions)
                 from operations               (9)                96                  69                 34
                                        ---------          ---------           ---------           ---------
Contract Owners' transactions:
     Net purchase payments                  2,623              1,738               2,034              1,400
     Surrenders .................             (13)                (5)                 (8)               (11)
     Policy Loans................              (9)               (10)                 (3)                (7)
     Transfers between Sub-Accounts
        and/or Fixed Account                  (42)               (73)                364                 23
                                        ---------          ---------           ---------          ---------
        Net additions for
           Contract Owners' transactions    2,559              1,650               2,387              1,405
                                        ---------          ---------           ---------           ---------
              Net additions
                 for the year               2,550              1,746               2,456              1,439

Contract Owners' Equity,
     beginning of the year                     93                 75                  22                 39
                                        ---------          ---------           ---------          ---------
Contract Owners' Equity,
     end of the year.............          $2,643             $1,821              $2,478             $1,478
                                        =========          =========           =========           ========






SEPARATE ACCOUNT ONE
NORTHERN LIFE
1110 THIRD AVENUE
SEATTLE, WASHINGTON 98111
(206) 292-1111




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